FAIR VALUE MEASUREMENT - Additional Information (Detail) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value adjustment	$ 154,000	$ 48,000	$ 24,700	$ 17,300
IRLCs
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Net change in unrealized gain	$ 27,400	$ 30	$ 13,000